Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Loss (Gain) on sale/call of securities	$ 0	$ 0
Impairment loss on securities	0	0
Marketable securities	$ 197,611,193	$ 159,725,903
Number of securities percent	38.00%